UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2009

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May  13, 2010

  This amendment is being filed to (i) add Citibank Canada to the list of other institutional investment managers (identified as number 34 on the "List of Other Included Managers") and (ii) add certain reportable securities directly beneficially owned by Citibank Canada which were not previously included on the Form 13F-HR filed by Citigroup Inc. on May 15, 2009.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      26
  Form 13F Information Table Value Total:             $99,890,392


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name

  04   28-5347              Citibank Overseas Investment Corporation
  05   28-4287              Citibank, N.A.
  08   28-11520             Citicorp Holdings Inc.
  34   28-6215              Citibank Canada

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108      285      7956 SH       DEFINED                4,5,8,34      7956         0         0
BANK MONTREAL QUE    COM         063671101      462     17705 SH       DEFINED                4,5,8,34     17705         0         0
BANK NOVA SCOTIA HAL COM         064149107      803     32754 SH       DEFINED                4,5,8,34     32754         0         0
BARRICK GOLD CORP    COM         067901108      253      7808 SH       DEFINED                4,5,8,34      7808         0         0
BROOKFIELD ASSET MGM CL A LTD V  112585104      385     27910 SH       DEFINED                4,5,8,34     27910         0         0
CDN IMPERIAL BK OF C COM         136069101      555     15289 SH       DEFINED                4,5,8,34     15289         0         0
CANADIAN NAT RES LTD COM         136385101      208      5382 SH       DEFINED                4,5,8,34      5382         0         0
ENBRIDGE INC         COM         29250N105      365     12668 SH       DEFINED                4,5,8,34     12668         0         0
ENCANA CORP          COM         292505104      987     24315 SH       DEFINED                4,5,8,34     24315         0         0
ENDEAVOUR SILVER COR COM         29258Y103       39     24953 SH       DEFINED                4,5,8,34     24953         0         0
IMPERIAL OIL LTD     COM NEW     453038408      336      9328 SH       DEFINED                4,5,8,34      9328         0         0
MAG SILVER CORP      COM         55903Q104      119     26536 SH       DEFINED                4,5,8,34     26536         0         0
MAGNA INTL INC       CL A        559222401      431     16126 SH       DEFINED                4,5,8,34     16126         0         0
MANULIFE FINL CORP   COM         56501R106     1850    165195 SH       DEFINED                4,5,8,34    165195         0         0
PAN AMERICAN SILVER  COM         697900108      939     53910 SH       DEFINED                4,5,8,34     53910         0         0
POTASH CORP SASK INC COM         73755L107    85033   1052253 SH       DEFINED                4,5,8,34   1052253         0         0
ROYAL BK CDA MONTREA COM         780087102     1111     38426 SH       DEFINED                4,5,8,34     38426         0         0
SILVER STD RES INC   COM         82823L106      375     23257 SH       DEFINED                4,5,8,34     23257         0         0
SILVERCORP METALS IN COM         82835P103      231    101931 SH       DEFINED                4,5,8,34    101931         0         0
SUN LIFE FINL INC    COM         866796105      629     35225 SH       DEFINED                4,5,8,34     35225         0         0
SUNCOR ENERGY INC    COM         867229106      206      9258 SH       DEFINED                4,5,8,34      9258         0         0
TALISMAN ENERGY INC  COM         87425E103      109     10335 SH       DEFINED                4,5,8,34     10335         0         0
TECK COMINCO LTD     CL B        878742204      114     20628 SH       DEFINED                4,5,8,34     20628         0         0
TORONTO DOMINION BK  COM NEW     891160509     3371     97483 SH       DEFINED                4,5,8,34     97483         0         0
TRANSALTA CORP       COM         89346D107      250     17019 SH       DEFINED                4,5,8,34     17019         0         0
TRANSCANADA CORP     COM         89353D107      444     18777 SH       DEFINED                4,5,8,34     18777         0         0